MORGAN STANLEY MULTI CAP GROWTH TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

May 11, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Multi Cap Growth Trust File Nos. 33-63685; 811-7377

Ladies and Gentlemen:

On behalf of Morgan Stanley Multi Cap Growth Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated March 30, 2018, as supplemented on April 30, 2018. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated April 30, 2018 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai